Government Grants (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Department Of Industrial Technology Of Ministry Of Economic Affairs [Member] Contract Two [Member] USD ($)	Dec. 31, 2012 Department Of Industrial Technology Of Ministry Of Economic Affairs [Member] Contract Two [Member] TWD	Dec. 31, 2012 Institute For Information Industry [Member] Contract Two [Member] USD ($)	Dec. 31, 2012 Institute For Information Industry [Member] Contract Two [Member] TWD	Dec. 31, 2012 Institute For Information Industry [Member] Contract Three [Member] USD ($)	Dec. 31, 2012 Institute For Information Industry [Member] Contract Three [Member] TWD	Dec. 31, 2012 Institute For Information Industry [Member] Contract Four [Member] USD ($)	Dec. 31, 2012 Institute For Information Industry [Member] Contract Four [Member] TWD
Government Grants	$ 919	30,240	$ 140	4,340	$ 582	18,700	$ 770	23,220
Execution Period	October 2008 to September 2010	October 2008 to September 2010	January 2010 to November 2011	January 2010 to November 2011	January 2010 to December 2011	January 2010 to December 2011	June 2011 to February 2013	June 2011 to February 2013
Product Description	Multi-standard Decoder iDTV SOC	Multi-standard Decoder iDTV SOC	Himax Headquarter Excellent Program (II)	Himax Headquarter Excellent Program (II)	LCOS Projector Development Program	LCOS Projector Development Program	CMOS Development Program	CMOS Development Program